Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The property and equipment and accumulated depreciation balances are as follows:

	Successor
	December 31, 2021	December 31, 2020
Computer equipment	$859	$307
Furniture and fixtures	433	400
Leasehold improvements	117	80
Office equipment	89	—
Software	6	102
Less: accumulated depreciation	(426)	(26)

Property and equipment, net	$1,078	$863

The table below presents depreciation expense related to property and equipment for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Depreciation expense on property and equipment	$410	$26	$52	$50